LOANS (Schedule of Loan Portfolio by Aging Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 3,735	$ 3,824	$ 2,946
60-89 Days Past Due	492	2,261	975
Greater Than 90 Days	5,730	3,507	2,979
Total Past Due	9,957	9,592	6,900
Current	601,276	570,644	542,552
Total Loans	611,233	580,236	549,452
Recorded Investment > 90 Days and Accruing	1,611	149	379
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	78	305	868
60-89 Days Past Due	36	117	283
Greater Than 90 Days	628	596	825
Total Past Due	742	1,018	1,976
Current	96,274	80,739	72,038
Total Loans	97,016	81,757	74,014
Recorded Investment > 90 Days and Accruing	75		55
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	22	263
60-89 Days Past Due		25
Greater Than 90 Days	322	53	104
Total Past Due	344	341	104
Current	48,384	46,618	40,394
Total Loans	48,728	46,959	40,498
Recorded Investment > 90 Days and Accruing	262	53	53
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,552	3,157	1,941
60-89 Days Past Due	403	2,116	641
Greater Than 90 Days	4,780	2,845	2,027
Total Past Due	8,735	8,118	4,609
Current	419,127	405,117	393,029
Total Loans	427,862	413,235	397,638
Recorded Investment > 90 Days and Accruing	1,274	88	261
Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	83	99	137
60-89 Days Past Due	53	3	51
Greater Than 90 Days		13	23
Total Past Due	136	115	211
Current	24,242	24,692	25,217
Total Loans	24,378	24,807	25,428
Recorded Investment > 90 Days and Accruing		8	10
All Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	13,249	13,478	11,874
Total Loans	13,249	13,478	11,874
Recorded Investment > 90 Days and Accruing